Performance Management - Federated Hermes Municipal Bond Fund Inc.		12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Dec. 21, 2023	Mar. 31, 2022
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance: Bar Chart and TableRisk/Return Bar Chart
Performance Narrative [Text Block]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis. The Average Annual Total Return table shows returns for each class averaged over the stated periods, and includes comparative performance information with a broad-based securities market index. The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results. Updated performance information for the Fund is available under the “Products” section at FederatedHermes.com/us or by calling 1-800-341-7400.
Performance Past Does Not Indicate Future [Text]	The Fund’s performance will fluctuate, and past performance (before and after taxes) is not necessarily an indication of future results.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and performance table below reflect historical performance data for the Fund and are intended to help you analyze the Fund’s investment risks in light of its historical returns. The bar chart shows the variability of the Fund’s A class total returns on a calendar year-by-year basis.
Bar Chart Does Not Reflect Sales Loads [Text]	The total returns shown in the bar chart do not reflect the payment of any sale charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.
Bar Chart [Heading]	Federated Hermes Municipal Bond Fund, Inc. – A Class
Bar Chart Closing [Text Block]	The total returns shown in the bar chart do not reflect the payment of any sale charges or recurring shareholder account fees. If these charges or fees had been included, the returns shown would have been lower.The Fund’s A class total return for the three-month period from January 1, 2026 to March 31, 2026, was 0.11%. Within the periods shown in the bar chart, the Fund’s A class highest quarterly return was 8.41% (quarter ended December 31, 2023). Its lowest quarterly return was (6.11)% (quarter ended March 31, 2022).
Performance Table Heading	Average Annual Total Return Table
Performance Table Narrative	The Fund’s IS class commenced operations on July 27, 2017. For the periods prior to the commencement of operations of the Fund’s IS class, the performance information shown below is for the Fund’s A class. The performance of the A class has not been adjusted to reflect the expenses applicable to the IS class since the IS class has a lower expense ratio than the expense ratio of the A class. The performance of the A class has been adjusted to remove any voluntary waiver of the Fund expenses related to the A class that may have occurred during the periods prior to the commencement of operations of the IS class. The performance shown in the table has been adjusted to reflect differences between the sales loads and charges imposed on the purchase and redemption of the Fund’s IS class and A class. In addition to Return Before Taxes, Return After Taxes is shown for the Fund’s A class to illustrate the effect of federal taxes on Fund returns. After-tax returns are shown only for A class, and after-tax returns for C, F and IS classes will differ from those shown below for A class.Actual after-tax returns depend on each investor’s personal tax situation, and are likely to differ from those shown.After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.(For the Periods Ended December 31, 2025)
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using a standard set of assumptions. The stated returns assume the highest historical federal income and capital gains tax rates. These after-tax returns do not reflect the effect of any applicable state and local taxes.
Performance Table Not Relevant to Tax Deferred	After-tax returns are not relevant to investors holding Shares through a 401(k) plan, an Individual Retirement Account or other tax-advantaged investment plan.
Performance Table One Class of after Tax Shown [Text]	After-tax returns are shown only for A class, and after-tax returns for C, F and IS classes will differ from those shown below for A class.
Performance Availability Website Address [Text]	FederatedHermes.com/us
Performance Availability Phone [Text]	1-800-341-7400
A
Prospectus [Line Items]
Year to Date Return, Label [Optional Text]	The Fund's A class total return for the three-month period
Bar Chart, Year to Date Return	0.11%
Bar Chart, Year to Date Return, Date		Mar. 31, 2026
Highest Quarterly Return, Label [Optional Text]	highest quarterly return
Highest Quarterly Return	8.41%
Highest Quarterly Return, Date			Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	lowest quarterly return
Lowest Quarterly Return	(6.11%)
Lowest Quarterly Return, Date				Mar. 31, 2022